Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments - fair values and risk management

24	Financial instruments - fair values and risk management
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Fair values
Fair values vs carrying amounts
The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

24	Financial instruments - fair values and risk management (continued)

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2025 $ 'millions	2025 $ 'millions	2024 $ 'millions	2024 $ 'millions
Financial Assets
Financial assets carried at amortized cost
Regulatory deposits	17	17	14	14
Loans receivable	15	15	1	1
Advance for sportsbook software[1]	120	120	117	117
Trade and other receivables	85	85	63	63
Amounts segregated for users	6	6	9	9
Cash and cash equivalents	513	513	388	388
Fixed term deposits	16	16	14	14
Total financial assets at amortized cost	772	772	606	606

Financial assets at fair value through profit and loss
Derivative financial instruments	3	3	—	—
Investments in non-listed equity instruments	2	2	—	—
Total financial assets at fair value through profit and loss	5	5	—	—
Total financial assets	777	777	606	606

Liabilities
Liabilities carried at amortized cost
Lease liabilities	64	64	73	73
Derivative financial instruments.	—	—	2	2
Interest-bearing loans and borrowings	17	17	—	—
Trade and other payables	197	197	228	228
Dividends payable	—	—	75	75
Total liabilities carried at amortized cost	278	278	378	378

Customer liabilities (at fair value through profit/loss)	72	72	53	53

Total financial liabilities	350	350	431	431

Net	427	427	175	175
[1] Refer to note 14.

24	Financial instruments - fair values and risk management (continued)
Fair value hierarchy
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: inputs for the asset or liability that are based on observable market data (i.e. observable inputs); and
•Level 3: inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).
Financial instruments carried at amortized cost
All financial instruments measured at amortized cost approximate their fair value because the EIR is not materially different to the applicable market rates during the term of these instruments.
Financial instruments carried at fair value through profit and loss
Basis for determining fair value though profit and loss
The following are the significant methods and assumptions used to estimate the fair values for the financial instruments below.
Derivative financial instruments (Level 2)
Loans advanced for Corporate Social Responsibility
The Group has advanced various interest-free loans to suppliers in pursuit of its corporate social responsibility initiatives. The fair value of these loans have been determined by reference to published price quotations in an active market (classified as level 2 in the fair value hierarchy).
The fair values were calculated based on cash flows discounted using a current market lending rate.
The following inputs were used to determine the day 1 fair value:
-    Risk-free rates: ZAR zero coupon swap curve
-    Effective interest rate: the risk‑free rate observed on 3 December 2025 plus the relevant credit spread.
-    Credit spread: B- B-
Derivative financial instruments (Level 3)
Customer Liabilities
Customer liabilities relating to open sports bets are fair valued as at year end to reflect the movement in odds between the date a bet was placed and the odds as at year end.
Funding and option arrangements
Option to sell B2B Division of DGC
The Group concluded the disposal of the B2B division of DGC in 2024. To record the gain on the disposal, the Group has determined the fair value of the B2B Option as at January 31, 2024 - immediately before the completion of the disposal.

24	Financial instruments - fair values and risk management (continued)
Financial instruments carried at fair value through profit and loss (continued)
Derivative financial instruments (Level 3) (continued)
In determining the fair value of the B2B Option as at January 31, 2024 and December 31, 2024, the Group applied a valuation technique that takes into accounting the likelihood of occurrence of each event outlined in note 19, based on the Group and its legal counsel assessment of the probability of both conditions being met at each valuation date. This approach allows for a two-step process, which incorporates uncertainty around the satisfaction or not of each condition and the underlying B2B Division business risks using a Black Scholes model. The volatility was based on historical volatility of a group of comparable companies with a look back period equal to the time to expiry of the option at each valuation date. The B2B Option was categorized as a Level 3 instrument under the fair value hierarchy due to the non-observable inputs used in the valuation.
Option to sell B2B Division of DGC (continued)
The fair value of the option liability as at January 31, 2024 was $61.3 million and was derecognized in the derivative financial instruments line within the liabilities of the Consolidated Statements of Financial Position on February 1, 2024 when the B2B Division of DGC was sold. The change in fair value was recognized in the change in fair value of option line within the Consolidated Statement of Profit or Loss.
The key valuation assumptions as at January 31, 2024 were as follows:

January 31, 2024
Exercise price ($m)	12.9
Volatility	NA1
Time to expiration (years)	NA1
Risk-free rate	NA1
Probability of conditions being met	NA1
1 At the exercise date, on January 31, 2024, the fair value of the option was equal to the intrinsic value of the option and these assumptions were not applicable for the fair value measurement.
Financial instruments carried at amortized cost
Interest-bearing loans and borrowings
Analysis of loans and borrowings for the year ended December 31, 2025

Facility	Maturity	Interest rate	Currency	Facility amount
Waterview Properties loan Facility A	'March 7, 2030	3-month JIBAR + 1.55%	ZAR	250	million
Waterview Properties loan Facility B	'March 7, 2030	3-month JIBAR + 1.70%	ZAR	40	million
Other loans	On demand	0%	NGN	Unspecified

Under the terms of the Waterview Properties loan Facility A and Facility B, which has a carrying amount of $17.3 million, the Group is required to comply with the following financial covenants at the end of each annual and interim reporting period:
•the net debt (i.e. total debt, less cash held): EBITDA ratio should not exceed the following thresholds in each specified reporting period:

24	Financial instruments - fair values and risk management (continued)
Financial instruments carried at amortized cost (continued)
Interest-bearing loans and borrowings (continued)

Period	Ratio
January 1, 2025 - December 31, 2025	<2 times
January 1, 2026 - December 31, 2026	<2 times
January 1, 2027 - December 31, 2027	<1.8 times
January 1, 2028 - December 31, 2028	<1.6 times
January 1, 2029 - December 31, 2029	<1.4 times
•The interest cover ratio (i.e. EBITDA: finance charges) must exceed 4 times in each year
•Free cash flow: Debt service must exceed 1.3 times in each year
Free cash flow is represented by EBITDA, adjusted for net working capital, non-cash flow items, less capital expenditures, less taxes on gains and losses, while debt service is represented by finance charges and all scheduled mandatory repayments falling due (excluding overdrafts and finance lease liability capital payments).
The Group has complied with these covenants throughout the reporting period. There are no indications that the Group would have difficulties complying with the covenants when they will be next tested in the next year.
A change of 1% in the interest rate will not result in a material change in the interest expense.
Financial risk management
The Group’s activities expose it to a variety of financial risks, namely, market risk, liquidity risk and credit risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives.
The Group manages its capital to ensure that entities in the Group will be able to continue as going concerns while maximizing the return to shareholders through the optimization of the debt and equity balance. The Group’s overall strategy remains unchanged from 2024.
The capital structure of the Group consists mainly of equity, and a negligible amount of debt.
Equity includes capital, reserves, retained earnings, other comprehensive income and non-controlling interests as disclosed in note 22, while debt includes long- and short-term borrowings, and lease liabilities.
The Group is not subject to externally imposed capital requirements.
The Group reviews and agrees on policies for managing each of these risks which are described below.

24	Financial instruments - fair values and risk management (continued)
Market risk
Market risk relates to the risk that changes in prices, including sports betting prices/odds, foreign currency exchange rates and interest rates, will impact the Group’s income or the value of its financial instruments. Market risk management has the function of managing and controlling the Group’s exposure to market risk to within acceptable limits, while at the same time, ensuring that returns are optimized.
The management of market risk is performed under the supervision of the Group’s senior management and according to the guidance approved by them.
Sports betting prices/odds
Managing the risks associated with the sportsbook bets is a fundamental part of the Group’s business. Group senior management has the responsibility for the compilation of bookmaking odds and for sportsbook risk management as well as responsibility for the creation and pricing of all betting markets, and the trading of those markets through their lives.
A mix of traditional bookmaking approaches married with risk management techniques from other industries is applied, and extensive use is made of mathematical models and information technology. The Group has set predefined limits for the acceptance of sportsbook bet risks. Stake and loss limits are set by reference to individual sports, events and bet types. These limits are subject to formal approval by senior management.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure that; as far as possible, it will have sufficient liquidity to meet its liabilities when they become due.
Cash flow forecasting is performed in the operating entities of the Group on a monthly basis and then aggregated by Group Finance which closely monitors the actual status per company and the rolling forecast of the Group’s liquidity.
Customer funds are kept in dedicated accounts, separately from the Group’s operational bank accounts in order to ensure that their liability is met.

24	Financial instruments - fair values and risk management (continued)
Liquidity risk (continued)
The following table shows the undiscounted cash flows for financial liabilities.

	Carrying Amount $ 'millions	Contractual cash flows $ 'millions	Less than 1 year $ 'millions	1 - 2 years $ 'millions	3 - 5 years $ 'millions	Over 5 years $ 'millions
December 31, 2025
Liabilities
Lease liabilities	64	91	8	8	23	52
Interest-bearing loans and borrowings	17	23	2	2	19	—
Trade payables	103	103	103	—	—	—
Accruals[1]	85	85	85	—	—	—
Other payables	9	9	9	—	—	—
Customer liabilities (at fair value through profit/loss)	72	72	72	—	—	—
Total	350	383	279	10	42	52

December 31, 2024
Liabilities
Lease liabilities	73	110	9	10	27	64
Derivative financial instruments	2	2	2	—	—	—
Trade payables	92	92	92	—	—	—
Accruals[1]	128	128	128	—	—	—
Other payables	8	8	8	—	—	—
Customer liabilities (at fair value through profit/loss)	53	53	53	—	—	—
Dividends payable	75	75	75	—	—	—
Total	431	468	367	10	27	64
[1] Excludes gaming tax accruals.

24	Financial instruments - fair values and risk management (continued)
Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred and contingent consideration $ 'millions	Lease liabilities $ 'millions	Total $ 'millions
At December 31, 2023	3	32	35
Cash inflows	—	—	—
Arising from business combinations	—	—	—
Increase in deferred consideration	—	—	—
Cash outflows	(3)	(9)	(12)
Effects of movements in exchange rates	—	(2)	(2)
Disposals	—	—	—
New leases	—	49	49
Lease modification	—	—	—
Transfer to Liabilities associated with assets held for Sale	—	—	—
Other	—	—	—
Interest	—	3	3
At December 31, 2024	—	73	73
Cash inflows	16	—	16
Cash outflows	(1)	(8)	(9)
Effects of movements in exchange rates	1	6	7
Disposals	—	(22)	(22)
New leases	—	11	11
Other	—	—	—
Interest	1	4	5
At December 31, 2025	17	64	81

24	Financial instruments - fair values and risk management (continued)
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Credit risk also arises where cash and cash equivalents, fixed term deposits and restricted cash are deposited with banks or financial institutions. It is the Group’s policy to deposit funds only with reputable institutions with an acceptable credit rating, and to keep the position under review. Management do not consider there to be a concentration of credit risk within the Group as the cash equivalents and amounts receivable at year end are spread across a number of 3rd party suppliers across multiple locations. Additionally, cash and cash equivalents are kept deposited with banks or financial institutions with an acceptable credit rating and a stable outlook, thus mitigating the concentration risk.
The Group applies the IFRS 9, ‘Financial Instruments,’ simplified approach for trade and other receivables that do not contain a significant financing component and those that are recognized under IFRS 15, ‘Revenue from Contracts with Customers.’
The Group’s sports betting and online casino business are predominantly cash businesses where there is a requirement for the customer to pay in advance of entering into a transaction. These payments are collected through payment service providers. The Group does not grant credit to customers.
As such, the majority of the Group’s outstanding receivables balance is with payment service providers (PSPs), some of which are global brands, and others are smaller and country specific. The Group considers these PSPs as financial institutions that have high credibility in the market and strong payment profiles.
The Group monitors trade and other receivables based on credit risk characteristics and aging of the receivables.
This is accomplished through weekly cash flow meetings where inflows from PSPs are reviewed, and on a monthly basis a ‘PSP aging report’ is assessed. This enables management to identify any settlements outstanding for more than a month and will then be raised for consideration of write offs. Management also considers current and forward-looking information based on publicly available information affecting the ability of the debtors to settle receivables, for example, news of a PSP declaring bankruptcy, experiencing fraud or financial difficulties, etc.
In relation to regulatory deposits, cash and cash equivalents and loans receivable, the credit risk is low and any required provision would be non-existent or immaterial.
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. The Group has exposure to various currencies, primarily ZAR, CAD, EUR, GBP and NZD. Exchange rates are monitored by Group Finance on a monthly basis to ensure that adequate measures are taken if fluctuations increase.
The effect of a 10% change against these exposed currencies on the Group’s monetary financial assets and liabilities is not material.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of change in market interest rates.
The Group is mainly exposed to interest rate risk on borrowings. The interest rate on borrowings is based on the variable and fixed interest rates disclosed in the analysis of financial institution loans table included in this note.
The Group monitors its treasury at least monthly and seeks to obtain a commercial rate of return from AA or above rated institutions while not impacting on cash flow.